Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Share Capital [Member]	Additional Paid In Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Loss [Member]	Retained (Deficit) Earnings [Member]	Total Equity Attributable to Frontline Ltd. [Member]	Noncontrolling Interest [Member]
Start Balance at Dec. 31, 2012	$ 131,149	$ 194,646	$ 821	$ 474,129	$ (4,155)	$ (545,766)		$ 11,474
Start Balance (in shares) at Dec. 31, 2012	77,858,502	77,858,502
Net loss	(139,970)					(139,032)		(938)
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)	655,552	655,552
Capital Reorganization	116,788	(116,788)	116,788
Stock option expense	88		88
Shares issued	794	656	138
Adjustments to Contributed Capital	0		0	0
Other comprehensive income (loss)	(259)				(259)
Net loss	(139,032)
Ending Balance at Jun. 30, 2013	(8,198)	78,514	117,835	474,129	(4,414)	(684,798)	(18,734)	10,536
Ending Balance (in shares) at Jun. 30, 2013	78,514,054	78,514,054
Start Balance at Dec. 31, 2013	(18,051)	86,512	149,985	474,129	(3,303)	(734,275)		8,901
Start Balance (in shares) at Dec. 31, 2013	86,511,713	86,511,713
Net loss	(94,158)					(90,315)		(3,843)
Increase (decrease) in Equity [Roll Forward]
Shares issued (in shares)	11,694,574	11,694,574
Capital Reorganization	0	0	0
Stock option expense	37		37
Shares issued	49,623	11,694	37,929
Adjustments to Contributed Capital			0
Other comprehensive income (loss)	761				761
Net loss	(90,315)
Ending Balance at Jun. 30, 2014	$ (61,788)	$ 98,206	$ 187,951	$ 474,129	$ (2,542)	$ (824,590)	$ (66,846)	$ 5,058
Ending Balance (in shares) at Jun. 30, 2014	98,206,287	98,206,287